Earnings per share - Additional Information (Detail) - EUR (€) € in Millions			6 Months Ended
	Jan. 27, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 25, 2021
Earnings per share [line items]
Replacement of external loans					€ 203.0
Number of additional shares issued		23,496,592
Number of shares outstanding	458,721,777
Shares conversion ratio	0.117%
RSU Awards [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share amount			6,671,500	0
Earnout Shares [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share amount			50,969,088	0
Warrants [Member]
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share amount			33,499,986	0
Shares in Issue Prior To Jan272022 To Retrospectively Adjusted For Share Issaunce [Member]
Earnings per share [line items]
Shares conversion ratio	0.117%